Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial asset and liabilities
Securities (see Note 18B (2))	$ 275
Convertible debt instrument and warrant (see Note 18B (2))		$ 73
Financial liability of warrants	1,149	2,518
Level 1 [Member]
Financial asset and liabilities
Securities (see Note 18B (2))	275
Convertible debt instrument and warrant (see Note 18B (2))
Financial liability of warrants
Level 2 [Member]
Financial asset and liabilities
Securities (see Note 18B (2))
Convertible debt instrument and warrant (see Note 18B (2))
Financial liability of warrants
Level 3 [Member]
Financial asset and liabilities
Securities (see Note 18B (2))
Convertible debt instrument and warrant (see Note 18B (2))		73
Financial liability of warrants	$ 1,149	$ 2,518